FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis
The following table summarizes our fair value measurements at December 31, 2014 and 2013, respectively, for financial assets measured at fair value on a recurring basis:

		Fair Value Measurements Using
	Fair Value	Quoted Prices in Active Markets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
	(in millions)
December 31, 2014
Cash equivalents	$1,712	$1,712	$—	$—
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	374	—	374	—
Mortgage-backed securities	1,498	—	1,498	—
Tax-exempt municipal securities	3,068	—	3,060	8
Mortgage-backed securities:
Residential	17	—	17	—
Commercial	843	—	843	—
Asset-backed securities	29	—	28	1
Corporate debt securities	3,718	—	3,695	23
Total debt securities	9,547	—	9,515	32
Total invested assets	$11,259	$1,712	$9,515	$32
December 31, 2013
Cash equivalents	$876	$876	$—	$—
Debt securities:
U.S. Treasury and other U.S. government corporations and agencies:
U.S. Treasury and agency obligations	584	—	584	—
Mortgage-backed securities	1,820	—	1,820	—
Tax-exempt municipal securities	2,971	—	2,958	13
Mortgage-backed securities:
Residential	22	—	22	—
Commercial	673	—	673	—
Asset-backed securities	63	—	62	1
Corporate debt securities	3,667	—	3,644	23
Total debt securities	9,800	—	9,763	37
Total invested assets	$10,676	$876	$9,763	$37

Changes in Fair Value of Assets Measured Using Significant Unobservable Inputs
During the years ended December 31, 2014, 2013, and 2012, the changes in the fair value of the assets measured using significant unobservable inputs (Level 3) were comprised of the following:

	For the years ended December 31,
	2014			2013			2012
	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total	Private Placements	Auction Rate Securities	Total
	(in millions)
Beginning balance at January 1	$24	$13	$37	$25	$13	$38	$25	$16	$41
Total gains or losses:
Realized in earnings	—	—	—	—	—	—	—	—	—
Unrealized in other comprehensive income	—	—	—	—	—	—	—	—	—
Purchases	—	—	—	—	—	—	—	—	—
Sales	—	(5)	(5)	—	—	—	—	(3)	(3)
Settlements	—	—	—	(1)	—	(1)	—	—	—
Balance at December 31	$24	$8	$32	$24	$13	$37	$25	$13	$38